Income Taxes (Future Income Taxes (Recovery)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 27,170	$ 26,940
Less: valuation allowance	(27,170)	(26,940)
Net future tax assets	0	0
SR&ED expenditures [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	2,195	2,195
Income Tax Loss Carryforwards [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	22,220	21,783
Non Refundable Investment Tax Credit [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,719	1,719
Share Issue Cost [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	31	25
Accrued Expenses [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	0	0
Fixed and Intangible Assets [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,006	970
Harmonization Credit [Member]
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 0	$ 248